Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Capital Leases
2013	$ 5.7
2014	5.1
2015	3.8
2016	3.9
2017	2.2
Thereafter	3.2
Total capital leases minimum payments	23.9
Less amounts representing imputed interest	4.2
Present value of capital leases minimum lease payments	19.7
Operating Leases
2013	43.9
2014	26.9
2015	20.6
2016	17.0
2017	14.6
Thereafter	49.0
Total operating leases minimum payments	$ 172.0